UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington , DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-04750

FENIMORE ASSET MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

384 North Grand Street
Cobleskill , New York 12043
(Address of principal executive offices) (Zip code)

Thomas O. Putnam Fenimore Asset Management Trust 384 North Grand Street Cobleskill , New York 12043 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-453-4392

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW , Washington , DC 20549-0609 The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.Section 3507.

Item 1.Schedule of Investments.

FAM VALUE FUND

March 31, 2008 (unaudited )

INDUSTRY	SECURITY DESCRIPTION	SHARES/PAR	MARKET VALUE
--------------------------	----------------------------	------------	--------------------

AUTOMOTIVE	CARMAX, INC. *	600,000	11,652,000

BANKING	M&T BANKCORP	143,000	11,508,640

	TCF FINANCIAL CORP	796,000	14,264,320

	WESTAMERICA BANCORP	436,100	22,938,860
			48,711,820

DIVERSIFIED HEALTH CARE	JOHNSON & JOHNSON	300,000	19,461,000

LIFE INSURANCE	PROTECTIVE LIFE CORP	591,400	23,987,184

MACHINERY	DONALDSON COMPANY	311,200	12,535,136
& EQUIPMENT
	IDEX CORP.	771,750	23,685,007

	GRACO	261,550	9,483,803

	KAYDON CORP	491,100	21,564,201
			67,268,147

FINANCIAL SERVICES	AMERICAN EXPRESS	177,000	7,738,440

PUBLISHING	JOHN WILEY & SON	661,700	26,269,490

RESTAURANTS	YUM! BRANDS, INC .	660,600	24,580,926

REGISTERED	ALLIED CAPITAL CORP	736,391	13,571,686
INVESTMENT COMPANY

PROPERTY	BERKSHIRE HATHAWAY	325	43,355,000
& CASUALTY INSURANCE

	MARKEL CORPORATION *	61,850	27,212,145

	WHITE MOUNTAINS INS	108,275	51,972,000
			122,539,145

INSURANCE AGENCY	BROWN & BROWN INC	1,879,696	32,669,117

MEDIA	MEREDITH CORP	447,450	17,114,962

RECREATION	INTERNATIONAL SPEEDWAY	515,688	21,246,346
& ENTERTAINMENT

PHARMACEUTICALS	BARR PHARMACEUTICALS *	250,000	12,077,500

CONSTRUCTION	MARTIN MARIETTA MAT.	108,443	11,513,393
MATERIALS

	VULCAN MATERIALS	177,065	11,757,116
			23,270,509

ELECTRONIC EQUIPMENT	ZEBRA TECHNOLOGY *	638,502	21,274,887

RETAIL STORES	ROSS STORES, INC	921,422	27,605,803

	BED BATH & BEYOND	452,600	13,351,700

	WHOLE FOODS MARKET	200,000	6,594,000
			47,551,503

HOME FURNISHING	MOHAWK INDUSTRIES *	248,100	17,766,441

INVESTMENT	FEDERATED INVESTORS	600,000	23,496,000
MANAGEMENT

HEALTH CARE	AMSURG CORP. *	696,150	16,484,832
SERVICES

	PEDIATRIX MEDICAL *	200,000	13,480,000
			29,964,832

WHOLESALE	POOL CORPORATION	290,950	5,496,045
DISTRIBUTION

RECREATION VEHICLES	WINNEBAGO INDUSTRIES	317,900	5,372,510

DIVERSIFIED MANUFACTURING	GENERAL ELECTRIC	763,875	28,271,014

	ILLINOIS TOOL WORKS	199,950	9,643,588
			37,914,602

REAL ESTATE INVESTMENT TR	CBL & ASSOCIATES	100,000	2,353,000

REAL ESTATE	FOREST CITY ENTERPRISE	400,000	14,720,000
DEVELOPMENT

TRANSPORTATION	HEARTLAND EXPRESS	1,333,333	19,013,329

	FORWARD AIR CORP	439,233	15,566,418

	KNIGHT TRANSPORT	300,000	4,938,000
			39,517,747

TOTAL COMMON SHARES			717,585,839

MONEY MARKETS	FIRST AMER TREAS FD	1	65,957,914

FINAL TOTALS:			783,543,753

Non-income- producing security

FAM EQUITY-INCOME FUND

March 31, 2008 (unaudited )

INDUSTRY	SECURITY DESCRIPTION	SHARES/PAR	VALUE
-----------------	----------------------------	------------

RECREATION VEHICLES	WINNEBAGO INDUSTRIES	141,100	2,384,590

DIVERSIFIED MANUFACTURING	GENERAL ELECTRIC	114,221	4,227,319

BANKING	WEST AMERICA BANCORP	108,000	5,680,800

	M & T BANK CORP	40,100	3,227,248
			8,980,048

FINANCIAL SERVICES	AMERICAN EXPRESS	60,500	2,645,060

LIFE INSURANCE	PROTECTIVE LIFE CORP	108,219	4,389,363

MACHINERY	IDEX CORP.	150,205	4,609,791
& EQUIPMENT

	KAYDON CORP	89,900	3,596,229

	DONALDSON COMPANY	88,800	3,576,864
			11,782,884

REGISTERED	ALLIED CAPITAL CORP	193,714	3,570,149
INVESTMENT COMPANY

PROPERTY	WHITE MOUNTAINS INS	12,375	5,940,000
& CASUALTY INSURANCE

INSURANCE AGENCY	BROWN & BROWN INC	191,200	3,323,056

CONSTRUCTION MATERIALS	VULCAN MATERIALS	16,399	1,088,894

COMMERCIAL SERVICE	McGRATH RENTCORP	213,600	5,149,896

RETAIL STORES	ROSS STORES, INC	211,641	6,340,764

INVESTMENT	FEDERATED INVESTORS	105,200	4,119,632
MANAGEMENT
	FRANKLIN RESCOUCES	25,000	2,424,750
			6,544,382

MEDIA	MEREDITH CORP	24,373	932,267

PUBLISHING	COURIER CORP.	189,850	4,736,758

	JOHN WILEY & SON	157,650	6,258,705
			10,995,463

DIVERSIFIED HEALTH CARE	JOHNSON & JOHNSON	68,000	4,411,160

TRANSPORTATION	HEARTLAND EXPRESS	250,533	3,572,601

	FORWARD AIR CORP	90,000	3,189,600
			6,762,201

REAL ESTATE DEVELOPMENT	BROOKFIELD ASSET MANAG	10,000	268,300

REAL ESTATE INVESTMENT TR.	CBL & ASSOCIATES	156,500	3,682,445

ELECTRONIC EQUIPMENT	COGNEX CORP	115,700	2,525,731

TOTAL COMMON SHARES			95,871,972

MONEY MARKETS	FIRST AMER TREAS FD	1	5,479,137

FINAL TOTALS:			101,351,109

Notes to Schedule of Investments (unaudited )

Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees.

Federal Income Taxes

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

Other

Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

For additional information regarding the Funds' policy regarding valuation and other significant accounting policies, please see each Fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov or visit FAM Fund's website at: www.FAMFunds.com.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FENIMORE ASSET MANAGEMENT TRUST

By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	May 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	May 6, 2008

By:	/s/ Joseph A. Bucci
Joseph A. Bucci
Treasurer (Principal Financial Officer)

Date:	May 6, 2008